Stock Award Plans - Other Stock Option Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Payment Arrangement [Abstract]
Compensation cost for stock options	$ 521	$ 0	$ 0
Weighted average grant date fair value per stock option (in dollars per share)	$ 5.21	$ 3.15	$ 3.06
Total intrinsic value of options exercised	$ 414	$ 908	$ 2,605
Grant date fair value of options exercised	51	285	1,328
Cash received from option exercises	$ 298	$ 1,338	$ 7,238